STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class B Ordinary shares Common Stock CIK 0001841024 L Catterton Asia Acquisition Corp	Additional Paid-in Capital CIK 0001841024 L Catterton Asia Acquisition Corp	Accumulated Deficit CIK 0001841024 L Catterton Asia Acquisition Corp	CIK 0001841024 L Catterton Asia Acquisition Corp	Total
Balance at the beginning at Dec. 31, 2021	$ 717		$ (21,147,381)	$ (21,146,664)
Balance at the beginning (in shares) at Dec. 31, 2021	7,162,718
Increase (Decrease) in Stockholders' Equity
Remeasurement of ordinary shares subject to possible redemption to redemption value			(4,132,759)	(4,132,759)
Net income			10,839,708	10,839,708	$ (723,921,000)
Balance at the end at Dec. 31, 2022	$ 717		(14,440,432)	(14,439,715)	(452,373,000)
Balance at the end (in shares) at Dec. 31, 2022	7,162,718
Increase (Decrease) in Stockholders' Equity
Reduction in deferred underwriter fee		$ 9,824,789	(220,491)	9,604,298
Remeasurement of ordinary shares subject to possible redemption to redemption value		(5,802,911)	(8,467,830)	(14,270,741)
Net income			252,829	252,829	(742,001,000)
Balance at the end at Dec. 31, 2023	$ 717	$ 4,021,878	$ (22,875,924)	$ (18,853,329)	$ (1,205,298,000)
Balance at the end (in shares) at Dec. 31, 2023	7,162,718